Exceptional items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Income And Expense [Line Items]
Integration costs	€ 0.0	€ 0.0	€ 2.2
Income (charge) related to legacy matters	(1.5)	0.8	28.9
Tax impact of exceptional items	17.1	17.3	5.8
Payments relating to exceptional items	72.1	67.6	65.2
Factory Optimization	0.0	0.0	3.5
(Inflows)/Outflows Of Cash Due To Exceptional Items, Classified As Operating Activities	€ 67.7	67.6	€ 40.8
Registration tax claim exceptional item		€ (27.9)